Revenue - Additional Information (Detail)				1 Months Ended	12 Months Ended
	Oct. 16, 2017 EUR (€)	Jun. 12, 2017 EUR (€)	Mar. 07, 2016 EUR (€)	Nov. 30, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€) Milestone	Dec. 31, 2015 EUR (€) Milestone
Revenue [line items]
Revenue					€ 21,915,000	€ 2,510,000	€ 1,905,000
Number of research milestone | Milestone						1	1
Grant income				€ 200,000	1,200,000	€ 1,400,000	€ 700,000
Reimbursement of grant		€ 700,000
Remaining funds	€ 400,000
Amount remitted to other beneficiaries				€ 200,000
Revenue recognized that was included in deferred revenue					3,200,000
Revenue recognized that was not included in deferred revenue					11,700,000	14,000
Collaboration income [member]
Revenue [line items]
Revenue					5,787,000	1,109,000	1,092,000
Incyte collaboration agreement [member]
Revenue [line items]
Up-front payment amortization					€ 14,900,000
ONO Research and License Agreement [member]
Revenue [line items]
Up-front payment amortization						14,000.0	200,000
Revenue			€ 400,000
Milestone revenue						€ 700,000	€ 1,100,000